SCHEDULE H, LINE 4i - SCHEUDLE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEUDLE OF ASSETS (HELD AT END OF YEAR)

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par, or maturity value	(e) Current value
	Common Stock:
*	The Coca-Cola Company	Common Stock	$23,935,707

	Collective Trust Funds:
	Northern Trust Investments, Inc.	ACWI Ex-US IMI Index Fund	472,943
	Northern Trust Investments, Inc.	Aggregate Bond Index Fund	162,210
	Northern Trust Investments, Inc.	Extended Market Index Fund	439,489
	Northern Trust Investments, Inc.	S&P 500 Index Fund	9,784,763
	Invesco Trust Company	Invesco Stable Value Trust Fund	6,822,322
*	State Street Global Markets, LLC	Real Asset Fund	97,309
	J.P. Morgan Asset Management	SmartRetirement Passive Blend 2025	2,189,069
	J.P. Morgan Asset Management	SmartRetirement Passive Blend 2030	2,500,967
	J.P. Morgan Asset Management	SmartRetirement Passive Blend 2035	2,814,847
	J.P. Morgan Asset Management	SmartRetirement Passive Blend 2040	2,183,500
	J.P. Morgan Asset Management	SmartRetirement Passive Blend 2045	1,465,998
	J.P. Morgan Asset Management	SmartRetirement Passive Blend 2050	834,511
	J.P. Morgan Asset Management	SmartRetirement Passive Blend 2055	679,355
	J.P. Morgan Asset Management	SmartRetirement Passive Blend 2060	393,716
	J.P. Morgan Asset Management	SmartRetirement Passive Blend 2065	31,936
	J.P. Morgan Asset Management	SmartRetirement Passive Blend Income Fund	1,668,680
*	Mercer Investments LLC	Mercer Diversified Bond	444,581
*	Mercer Investments LLC	Mercer International Stock	1,354,924
*	Mercer Investments LLC	Mercer Small/Mid Cap Stock	2,171,754
	Total Collective Trust Funds		36,512,874

	Participant Loans:
*	Participants	Loans with interest rates of 3.25% to 8.50%.
		Maturities through 2030.	606,455

	TOTAL ASSETS (HELD AT END OF YEAR)		$61,055,036

*	Parties-in-interest
Note: Column (d) cost is not required for participant-directed investments.